Advance to Suppliers, Net - Schedule of Advance to Suppliers (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Advance to Suppliers [Abstract]
Advance to suppliers	$ 43,194	$ 42,994
Less: Allowance for expected credit losses	(43,051)	(42,523)
Advance to suppliers, net	$ 143	$ 471